Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 1,001,559	$ 1,440,092
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization expenses	143,028	83,874
Writing off accounts receivable	323,524	209,751
Amortization of right of use assets	139,217	88,059
Recognition of share-based compensation expenses	89,502	82,482
Deferred tax benefits	(485,654)	(165,829)
Equity investment loss	43
Changes in fair value of short-term investments	(62,533)
Changes in operating assets and liabilities:
Accounts receivable	(303,213)	(3,671,578)
Prepayments	420,735	(352,680)
Other current assets	10,626	(789,198)
Accounts payable	64,575	112,638
Advances from customers	68,888	11,604
Income tax payable	474,650	685,715
Accrued expenses and other liabilities	(120,956)	753
Lease liabilities	(151,123)	(108,184)
Deferred government grants	1,127
Net Cash Provided by (Used in) Operating Activities	1,613,995	(2,372,501)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,874,496)	(140,388)
Loan to a third party	(1,390,000)
Investments in short-term investments	(838,747)
Net Cash Used in Investing Activities	(4,103,243)	(140,388)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with initial public offering, net off issuance costs		11,497,654
Net Cash Provided by Financing Activities		11,497,654
Effect of exchange rate changes on cash and cash equivalents	80,693	(104,265)
Net (decrease) increase in cash and cash equivalents	(2,408,555)	8,880,500
Cash and cash equivalents at beginning of period	15,072,947	7,832,552
Cash and cash equivalents at end of period	12,664,392	16,713,052
Supplemental Cash Flow Information
Cash paid for income tax	41,112	2,593
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 199,505	$ 157,906